Short term investments (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Schedule of short term investments consist

	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
Marketable securities	-	18,411,162	2,599,455

Fair value disclosure:

December 31, 2022
	December 31,	Fair Value
	2022	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	-	-	-	-

December 31, 2023
	December 31,	Fair Value
	2023	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	18,411,162	18,411,162	-	-